UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2011


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2011


[LOGO OF USAA]
   USAA(R)

                                                   [GRAPHIC OF USAA GROWTH FUND]

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         SEMIANNUAL REPORT
         USAA GROWTH FUND
         FUND SHARES o INSTITUTIONAL SHARES
         JANUARY 31, 2011

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

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FUND OBJECTIVE

LONG-TERM GROWTH OF CAPITAL.

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TYPES OF INVESTMENTS

Invest in equity securities of companies that are selected for their growth potential.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         20

   Financial Statements                                                      21

   Notes to Financial Statements                                             24

EXPENSE EXAMPLE                                                              40

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2011, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"ALTHOUGH I AGREE THAT STATE AND LOCAL
GOVERNMENTS ARE UNDER FINANCIAL STRESS,            [PHOTO OF DANIEL S. McNAMARA]
I DO NOT BELIEVE WE WILL SEE MASSIVE
MUNICIPAL BOND DEFAULTS."

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FEBRUARY 2011

We witnessed a significant shift in market sentiment during the six-month reporting period. At the beginning of August, many observers were worried about the strength and sustainability of the economic recovery. Some even feared a double-dip recession as the effects of the federal government's fiscal stimulus faded. At the same time, it was widely expected that the Federal Reserve (the
Fed) would compound economic problems by reversing its earlier monetary accommodations (the Fed's balance sheet had expanded as a result of its quantitative easing programs).

To ease these fears, Fed chairman Ben Bernanke strongly hinted in a late August speech that a new round of quantitative easing, known as "QE2", was on the way. As investors speculated about the size and scope of QE2, higher-risk assets, such as stocks, corporate bonds and high-yield securities, generally rallied and fears of recession faded. The rally continued through the mid-term elections. The result--a divided Congress--seemed to herald a period of greater bipartisanship and was followed by a productive lame duck session culminating in the extension of the Bush-era tax cuts.

After the November election, the Fed announced the details for QE2: the purchase of up to $600 billion in long-term U.S. Treasuries. Surprisingly, U.S. Treasury prices fell (and yields climbed) as investors continued to reallocate their portfolios into higher-risk assets. Generally speaking, the more risk investors took, the better their returns. Many U.S. stocks, for instance, posted double-digit gains.

Investors' preference for higher-risk securities was also supported by better-than-expected corporate earnings. Market volatility declined as optimism grew about the economic outlook. In spite of high unemployment and modest consumer spending, the U.S. economy expanded at an annualized rate of 3.2% during the fourth quarter, up from 2.6% in the third quarter.

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2  | USAA GROWTH FUND

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Although I was pleased with the performance of USAA's family of no-load mutual funds during the six months, the financial markets face long-term economic headwinds as consumers continue rebuilding their balance sheets despite weak employment growth and the fragile housing market. In addition, the European Union's (EU) fiscal challenges are far from over. The EU has yet to find a sustainable balance between the painful effects of austerity on its weaker economies and the damaging effects of emerging inflationary pressures on its stronger economies.

Meanwhile, in the U.S., there have been several negative media reports about tax-exempt municipal credit quality, which in my view contributed to a decline in the tax-exempt bond market overall. Although I agree that state and local governments are under financial stress, I do not believe we will see massive municipal bond defaults. Many governments are making the tough choices necessary to address their budget problems. In some cases, this may require austerity measures (higher taxes and reduced services). Even so, I believe that issuers of investment-grade municipals have the ability to continue making payments on their debt. In addition, municipal finances generally improve (with a lag) after the economy recovers. Nevertheless, USAA's municipal bond team will remain vigilant for potential credit problems.

In this environment, I urge you to make all your investment decisions based on your time horizon, risk tolerance and financial goals. If you would like to refine your investment strategy, please call one of our USAA service representatives. They would be happy to review your plan and help you rebalance your portfolio, if necessary.

On behalf of everyone here at USAA Investment Management Company, thank you for allowing us to help you manage your investments. We appreciate your continued confidence in us.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGERS' COMMENTARY ON THE FUND

Loomis, Sayles & Company, L.P.                    The Renaissance Group LLC

   AZIZ V. HAMZAOGULLARI, CFA                         MICHAEL E. SCHROER, CFA
                                                      PAUL A. RADOMSKI, CPA, CFA
                                                      ERIC J. STRANGE, CPA, CFA

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o  HOW DID USAA GROWTH FUND (THE FUND) PERFORM?

   For the six-month period ended January 31, 2011, the Fund had a total return of 18.67%. This compares to returns of 20.39% for the Lipper Large-Cap Growth Funds Index and 20.96% for the Russell 1000 Growth Index (the Index). Loomis, Sayles & Company, L.P. (Loomis Sayles) and The Renaissance Group
   LLC (Renaissance) are subadvisers for the Fund.

o  PLEASE DISCUSS THE MARKET BACKDROP OF THE PAST SIX MONTHS.

   The U.S. stock market produced double-digit gains during the period, with every month except August posting positive returns. Government policy played a major role in the advance as the Federal Reserve's additional round of quantitative easing and the two-year extension of current income tax rates had a meaningful impact on growth expectations and market sentiment. Investor concerns regarding a possible double-dip recession dissipated almost entirely. And earnings growth remained a key contributor, highlighting the growing importance of foreign sales and consumption as well as the declining value of the dollar for U.S. companies.

   Refer to page 10 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA GROWTH FUND

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o  HOW DID THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES PERFORM?

   Although our segment of the Fund delivered a strong absolute return, it trailed its benchmark during the six-month period. Our objective is to invest in high-quality businesses with sustainable competitive advantages that are trading at a significant discount to intrinsic value. The majority of the underperformance during the period came from sector allocation, as we were underweight the energy sector and overweight financials and health care.

   On an individual stock level, the Fund's top positive contributors included Amazon.com, Inc. in consumer discretionary; Oracle Corp., QUALCOMM, Inc., and Google, Inc. "A" within information technology; and Schlumberger Ltd. in the energy sector. The largest detractors from performance included Visa, Inc. "A" and Cisco Systems, Inc. in information technology; Danone S.A. ADR and Clorox Co., Inc. in consumer staples; and American Express Co. in financials. We added to holdings in Cisco Systems, Inc. as we took advantage of price weakness, and continue to have a large position in Visa, Inc. "A". We believe that both companies possess strong and durable competitive advantage. Danone S.A. ADR is a new holding that we think represents a long-term opportunity based on a number of attributes that would be difficult for a competitor to replicate, such as its global brands and innovative culture. We also believe that the company's shares are trading at a large discount to the intrinsic value of the business.

o  HOW IS LOOMIS SAYLES POSITIONED?

   Our investment process is characterized by bottom-up fundamental research and a long-term time horizon. The nature of this process leads to lower portfolio turnover, where sector positioning is derived from our fundamental research. As of January 31, 2011, our positioning from a bottom-up perspective leads us to have overweight positions in

   You will find a complete list of securities that the Fund owns on pages
   14-19.

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                                           MANAGERS' COMMENTARY ON THE FUND |  5

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   technology, health care, and financials, with underweight positions in energy, materials, and industrials. We also went from an underweight position to an overweight position in consumer staples, with the addition of Danone S.A. ADR as well as our increased position size in Procter and Gamble Co. We avoid drawing investment decisions from macroeconomic factors, and remain committed to our long-term investment approach with a focus on bottom-up company fundamentals.

o HOW DID THE PORTION OF THE FUND MANAGED BY RENAISSANCE PERFORM DURING THE PAST SIX MONTHS?

   Our portion of the portfolio posted strong absolute and relative returns, particularly during the fourth quarter of 2010. Stock selection within the industrials and materials sectors made the largest contributions to performance, with holdings such as Joy Global, Inc., Parker-Hannifin Corp., and Walter Industries, Inc. posting double-digit returns. All three companies benefited from increased global demand, as emerging market countries continue to expand industrial production and build out infrastructure to support growth. Additionally, our significant underweight in the consumer staples sector -- the worst performing area of the Index during the period -- boosted returns.

   Conversely, stock selection within the consumer discretionary and information technology sectors detracted from performance. The largest detractors within the consumer discretionary sector came from holdings in Aeropostale, Inc. -- which declined due to profit concerns driven by higher cotton costs and more aggressive discounting among competitors; and from Family Dollar Stores, which (despite posting solid returns in 2010) fell in January when the company revised earnings estimates downward. Within technology, while all but three holdings posted positive performance, our overall technology position did not keep pace with the benchmark. The largest individual detractor within the sector was Lexmark

   Aeropostale, Inc., and Family Dollar Stores were sold out of the Fund prior to January 31, 2011.

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6  | USAA GROWTH FUND

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   International, Inc. "A", as their rising inventory levels and increased competition in core markets worried investors.

o  WHAT IS RENAISSANCE'S OUTLOOK & POSITIONING?

   In general, we look for the market's path to remain directionally upward, but with continued volatility along the way. We believe that higher-quality companies with sustainable earnings power and strong balance sheets will become especially attractive to investors as overall profit growth begins to decelerate and earnings growth becomes more difficult to find. In seeking companies that are positioned to deliver such earnings growth, we are especially attracted to firms that derive higher-than-average revenue from emerging markets and are positioning themselves for further expansion into those markets. Compelling demographic and disposable personal income trends in the emerging markets appear to support long-term secular growth. Several companies that fit this profile are leather goods retailer Coach, Inc., heavy-duty engine maker Cummins, Inc., and semiconductor chip manufacturer Skyworks Solutions Inc. From a sector level standpoint, we are continuing to find attractive investment ideas in the consumer discretionary, industrial, and technology sectors, which currently represent our portion of the portfolio's largest overweight positions.

   We thank you for your investment in the Fund.

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                                           MANAGERS' COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA GROWTH FUND

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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Growth Fund Shares are listed as a Lipper Leader for Expense of 243 funds within the Lipper Large-Cap Growth Funds category for the overall period ended January 31, 2011. The Fund Shares received a Lipper Leader rating for Expense among 210 and 159 funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2011.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2011, Reuters, All Rights Reserved.

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8  | USAA GROWTH FUND

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INVESTMENT OVERVIEW

USAA GROWTH FUND SHARES (Symbol: USAAX)

--------------------------------------------------------------------------------
                                               1/31/11              7/31/10
--------------------------------------------------------------------------------
Net Assets                                 $758.7 Million        $630.0 Million
Net Asset Value Per Share                      $14.86                $12.52

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
    7/31/10 to 1/31/11*          1 Year           5 Years           10 Years
          18.67%                 24.96%           -1.04%             -3.03%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO**
--------------------------------------------------------------------------------
  Before Reimbursement         1.22%           After Reimbursement      1.00%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE FUND SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.00% OF THE FUND SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2011.

BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2010. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  9

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 RUSSELL 1000        LIPPER LARGE-CAP        USAA GROWTH
                 GROWTH INDEX       GROWTH FUNDS INDEX       FUND SHARES
 1/31/2001        $10,000.00           $10,000.00             $10,000.00
 2/28/2001          8,302.28             8,451.85               8,241.38
 3/31/2001          7,398.84             7,573.75               7,172.41
 4/30/2001          8,334.60             8,386.86               8,231.53
 5/31/2001          8,211.94             8,323.09               8,167.49
 6/30/2001          8,021.76             8,083.26               7,975.37
 7/31/2001          7,821.28             7,793.56               7,753.69
 8/31/2001          7,181.70             7,201.12               6,862.07
 9/30/2001          6,464.67             6,477.04               5,940.89
10/31/2001          6,803.83             6,745.65               6,423.65
11/30/2001          7,457.45             7,363.75               7,226.60
12/31/2001          7,443.43             7,397.90               7,128.08
 1/31/2002          7,311.93             7,230.71               6,945.81
 2/28/2002          7,008.49             6,931.40               6,512.32
 3/31/2002          7,250.90             7,210.31               6,891.63
 4/30/2002          6,659.12             6,730.22               6,261.08
 5/31/2002          6,498.02             6,607.54               6,142.86
 6/30/2002          5,896.92             6,069.45               5,458.13
 7/31/2002          5,572.73             5,612.68               5,093.60
 8/31/2002          5,589.39             5,643.71               5,118.23
 9/30/2002          5,009.61             5,096.89               4,719.21
10/31/2002          5,469.15             5,489.24               5,049.26
11/30/2002          5,766.21             5,716.49               5,123.15
12/31/2002          5,367.90             5,318.18               4,862.07
 1/31/2003          5,237.65             5,195.49               4,748.77
 2/28/2003          5,213.60             5,139.67               4,704.43
 3/31/2003          5,310.63             5,236.07               4,842.36
 4/30/2003          5,703.28             5,619.48               5,128.08
 5/31/2003          5,987.96             5,894.73               5,354.68
 6/30/2003          6,070.41             5,943.55               5,423.65
 7/31/2003          6,221.46             6,115.92               5,561.58
 8/31/2003          6,376.20             6,266.39               5,625.62
 9/30/2003          6,307.94             6,133.00               5,586.21
10/31/2003          6,662.24             6,505.05               5,896.55
11/30/2003          6,731.99             6,566.94               5,901.48
12/31/2003          6,964.80             6,752.09               6,071.60
 1/31/2004          7,107.04             6,881.52               6,140.60
 2/29/2004          7,152.19             6,911.31               6,170.17
 3/31/2004          7,019.52             6,834.22               6,120.88
 4/30/2004          6,937.92             6,680.80               6,017.39
 5/31/2004          7,067.23             6,801.83               6,096.24
 6/30/2004          7,155.54             6,899.16               6,189.88
 7/31/2004          6,751.02             6,491.17               5,805.48
 8/31/2004          6,717.68             6,445.38               5,780.83
 9/30/2004          6,781.57             6,596.41               6,032.18
10/31/2004          6,887.34             6,675.91               6,155.38
11/30/2004          7,124.26             6,973.74               6,534.86
12/31/2004          7,403.59             7,255.30               6,840.41
 1/31/2005          7,156.69             7,005.59               6,574.28
 2/28/2005          7,232.85             7,051.44               6,653.13
 3/31/2005          7,101.08             6,922.99               6,490.50
 4/30/2005          6,965.85             6,772.50               6,342.65
 5/31/2005          7,302.87             7,148.40               6,712.27
 6/30/2005          7,275.95             7,162.66               6,855.19
 7/31/2005          7,631.56             7,522.82               7,160.74
 8/31/2005          7,533.28             7,442.55               7,037.54
 9/30/2005          7,567.97             7,531.65               7,190.31
10/31/2005          7,494.41             7,482.87               7,126.25
11/30/2005          7,817.75             7,825.37               7,476.15
12/31/2005          7,793.25             7,805.33               7,500.79
 1/31/2006          7,930.06             8,018.16               7,742.28
 2/28/2006          7,917.46             7,910.00               7,638.78
 3/31/2006          8,034.37             7,986.27               7,653.57
 4/30/2006          8,023.44             7,973.72               7,550.08
 5/31/2006          7,751.48             7,601.74               7,047.39
 6/30/2006          7,720.90             7,576.76               7,017.82
 7/31/2006          7,573.85             7,382.77               6,800.98
 8/31/2006          7,810.15             7,553.71               6,874.91
 9/30/2006          8,024.75             7,716.59               7,086.82
10/31/2006          8,306.85             7,948.74               7,303.66
11/30/2006          8,471.70             8,130.35               7,426.87
12/31/2006          8,500.38             8,173.36               7,466.30
 1/31/2007          8,718.89             8,384.31               7,761.99
 2/28/2007          8,555.01             8,195.06               7,486.01
 3/31/2007          8,601.41             8,256.73               7,589.50
 4/30/2007          9,006.36             8,591.94               7,806.34
 5/31/2007          9,330.37             8,882.90               8,106.97
 6/30/2007          9,191.09             8,799.12               8,005.41
 7/31/2007          9,048.60             8,687.46               7,901.89
 8/31/2007          9,192.79             8,830.63               8,044.84
 9/30/2007          9,577.87             9,369.30               8,596.94
10/31/2007          9,903.85             9,787.99               9,119.46
11/30/2007          9,539.02             9,388.94               8,715.24
12/31/2007          9,504.53             9,397.14               8,937.07
 1/31/2008          8,763.39             8,593.02               7,827.95
 2/29/2008          8,589.35             8,414.00               7,655.42
 3/31/2008          8,537.05             8,342.41               7,660.34
 4/30/2008          8,985.24             8,856.50               8,128.64
 5/31/2008          9,314.59             9,098.31               8,355.40
 6/30/2008          8,643.73             8,428.95               7,818.09
 7/31/2008          8,479.39             8,262.63               7,566.69
 8/31/2008          8,570.69             8,284.69               7,492.74
 9/30/2008          7,578.17             7,222.76               6,462.49
10/31/2008          6,243.96             5,961.32               5,343.51
11/30/2008          5,747.38             5,363.31               4,840.71
12/31/2008          5,851.26             5,507.38               4,896.49
 1/31/2009          5,569.78             5,222.68               4,723.56
 2/28/2009          5,150.78             4,882.02               4,392.51
 3/31/2009          5,610.21             5,301.56               4,703.79
 4/30/2009          6,148.82             5,863.28               5,010.13
 5/31/2009          6,453.63             6,184.27               5,212.71
 6/30/2009          6,525.83             6,186.70               5,207.77
 7/31/2009          6,989.33             6,652.89               5,494.35
 8/31/2009          7,134.28             6,784.14               5,588.23
 9/30/2009          7,437.74             7,109.93               5,850.10
10/31/2009          7,337.00             6,969.26               5,711.75
11/30/2009          7,787.73             7,389.63               6,042.79
12/31/2009          8,028.44             7,627.67               6,261.11
 1/31/2010          7,678.11             7,228.05               5,880.30
 2/28/2010          7,941.98             7,484.46               6,162.20
 3/31/2010          8,401.36             7,954.56               6,552.90
 4/30/2010          8,495.24             8,036.38               6,612.25
 5/31/2010          7,846.70             7,390.78               6,117.69
 6/30/2010          7,414.62             6,965.42               5,776.44
 7/31/2010          7,943.52             7,437.86               6,191.87
 8/31/2010          7,572.64             7,072.72               5,801.17
 9/30/2010          8,378.75             7,830.86               6,523.23
10/31/2010          8,778.91             8,242.11               6,854.58
11/30/2010          8,880.86             8,324.60               6,933.71
12/31/2010          9,370.04             8,781.37               7,278.88
 1/31/2011          9,608.49             8,954.64               7,348.15

                                   [END CHART]

                          Data from 1/31/01 to 1/31/11.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Shares to the following benchmarks:

o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

10  | USAA GROWTH FUND

================================================================================

USAA GROWTH FUND INSTITUTIONAL SHARES*


--------------------------------------------------------------------------------
                                               1/31/11              7/31/10
--------------------------------------------------------------------------------

Net Assets                                 $125.2 Million       $96.8 Million
Net Asset Value Per Share                      $14.86              $12.52


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/11
--------------------------------------------------------------------------------
   7/31/10 to 1/31/11**            1 Year            Since Inception 8/01/08

          18.79%                   25.19%                     -0.74%


--------------------------------------------------------------------------------
                                EXPENSE RATIO***
--------------------------------------------------------------------------------

                                      0.88%


*The USAA Growth Fund Institutional Shares (Institutional Shares) commenced operations on August 1, 2008, and are not offered for sale directly to the general public. The Institutional Shares are available only to the USAA Target Retirement Funds.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE INSTITUTIONAL SHARES' PROSPECTUS DATED DECEMBER 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total return quoted does not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      RUSSELL 1000         LIPPER LARGE-CAP          USAA GROWTH FUND
                      GROWTH INDEX        GROWTH FUNDS INDEX       INSTITUTIONAL SHARES
 7/31/2008             $10,000.00             $10,000.00                $10,000.00
 8/31/2008              10,107.67              10,026.70                  9,980.30
 9/30/2008               8,937.16               8,741.47                  8,608.01
10/31/2008               7,363.69               7,214.80                  7,117.53
11/30/2008               6,778.06               6,491.05                  6,447.80
12/31/2008               6,900.56               6,665.41                  6,520.15
 1/31/2009               6,568.61               6,320.85                  6,289.64
 2/28/2009               6,074.46               5,908.55                  5,854.96
 3/31/2009               6,616.28               6,416.31                  6,269.88
 4/30/2009               7,251.48               7,096.14                  6,671.63
 5/31/2009               7,610.95               7,484.63                  6,941.65
 6/30/2009               7,696.10               7,487.57                  6,941.65
 7/31/2009               8,242.73               8,051.78                  7,323.64
 8/31/2009               8,413.67               8,210.62                  7,448.78
 9/30/2009               8,771.55               8,604.93                  7,797.83
10/31/2009               8,652.74               8,434.67                  7,613.43
11/30/2009               9,184.30               8,943.43                  8,054.69
12/31/2009               9,468.18               9,231.53                  8,348.25
 1/31/2010               9,055.02               8,747.88                  7,840.09
 2/28/2010               9,366.21               9,058.20                  8,216.26
 3/31/2010               9,907.97               9,627.15                  8,744.21
 4/30/2010              10,018.69               9,726.17                  8,823.41
 5/31/2010               9,253.84               8,944.83                  8,163.47
 6/30/2010               8,744.28               8,430.03                  7,701.51
 7/31/2010               9,368.02               9,001.80                  8,262.46
 8/31/2010               8,930.63               8,559.89                  7,741.10
 9/30/2010               9,881.30               9,477.45                  8,704.62
10/31/2010              10,353.23               9,975.17                  9,153.38
11/30/2010              10,473.47              10,075.00                  9,258.97
12/31/2010              11,050.36              10,627.81                  9,716.04
 1/31/2011              11,331.58              10,837.52                  9,815.11

                                   [END CHART]

                         Data from 7/31/08 to 1/31/11.*

                     See page 10 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund Institutional Shares to the benchmarks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*The performance of the Russell 1000 Growth Index and the Lipper Large-Cap Growth Funds Index is calculated from the end of the month, July 31, 2008, while the Institutional Shares' inception date is August 1, 2008. There may be a slight variation of performance numbers because of this difference.

================================================================================

12  | USAA GROWTH FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2011
                          (% of Net Assets of the Fund)

Google, Inc. "A" .........................................................  4.2%
Oracle Corp. .............................................................  3.7%
Cisco Systems, Inc. ......................................................  3.4%
Amazon.com, Inc. .........................................................  2.9%
Visa, Inc. "A" ...........................................................  2.7%
American Express Co. .....................................................  2.7%
Amgen, Inc. ..............................................................  2.6%
QUALCOMM, Inc. ...........................................................  2.4%
United Parcel Service, Inc. "B" ..........................................  2.0%
SEI Investments Co. ......................................................  2.0%

                    o SECTOR ASSET ALLOCATION* -- 1/31/2011 o

                     [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                     36.5%
CONSUMER DISCRETIONARY                                                     15.6%
INDUSTRIALS                                                                14.2%
HEALTH CARE                                                                13.8%
FINANCIALS                                                                  7.5%
CONSUMER STAPLES                                                            5.8%
ENERGY                                                                      3.8%
MONEY MARKET INSTRUMENTS                                                    1.7%
MATERIALS                                                                   1.3%

                                   [END CHART]

*Excludes short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 14-19.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (98.5%)

             CONSUMER DISCRETIONARY (15.6%)
             ------------------------------
             ADVERTISING (1.1%)
   223,083   Omnicom Group, Inc.                                        $ 10,012
                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.9%)
   150,867   Coach, Inc.                                                   8,160
                                                                        --------
             APPAREL RETAIL (1.0%)
   132,313   Ross Stores, Inc.                                             8,627
                                                                        --------
             AUTOMOTIVE RETAIL (0.8%)
    28,827   AutoZone, Inc.*                                               7,309
                                                                        --------
             FOOTWEAR (0.8%)
    83,293   NIKE, Inc. "B"                                                6,870
                                                                        --------
             GENERAL MERCHANDISE STORES (1.8%)
   151,293   Dollar Tree, Inc.*                                            7,652
   151,396   Target Corp.                                                  8,301
                                                                        --------
                                                                          15,953
                                                                        --------
             HOME IMPROVEMENT RETAIL (1.1%)
   176,849   Home Depot, Inc.                                              6,503
   120,877   Lowe's Companies, Inc.                                        2,998
                                                                        --------
                                                                           9,501
                                                                        --------
             HOUSEHOLD APPLIANCES (0.9%)
    88,912   Whirlpool Corp.                                               7,602
                                                                        --------
             INTERNET RETAIL (3.8%)
   151,567   Amazon.com, Inc.*                                            25,712
   137,323   Blue Nile, Inc.*(a)                                           7,807
                                                                        --------
                                                                          33,519
                                                                        --------
             RESTAURANTS (2.5%)
   248,904   Cheesecake Factory, Inc.*                                     7,345
   153,817   Darden Restaurants, Inc.                                      7,246
   245,570   Starbucks Corp.                                               7,743
                                                                        --------
                                                                          22,334
                                                                        --------

================================================================================

14  | USAA GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             SPECIALTY STORES (0.9%)
   191,781   PetSmart, Inc.                                             $  7,717
                                                                        --------
             Total Consumer Discretionary                                137,604
                                                                        --------
             CONSUMER STAPLES (5.8%)
             -----------------------
             DISTILLERS & VINTNERS (0.7%)
    82,466   Diageo plc ADR                                                6,333
                                                                        --------
             DRUG RETAIL (0.9%)
   194,248   Walgreen Co.                                                  7,855
                                                                        --------
             HOUSEHOLD PRODUCTS (2.1%)
    97,968   Clorox Co.                                                    6,161
   187,404   Procter & Gamble Co.                                         11,831
                                                                        --------
                                                                          17,992
                                                                        --------
             PACKAGED FOODS & MEAT (0.9%)
   661,037   Danone S.A. ADR(a)                                            7,946
                                                                        --------
             SOFT DRINKS (1.2%)
   167,951   Coca-Cola Co.                                                10,556
                                                                        --------
             Total Consumer Staples                                       50,682
                                                                        --------
             ENERGY (3.8%)
             -------------
             INTEGRATED OIL & GAS (0.9%)
    81,810   Occidental Petroleum Corp.                                    7,909
                                                                        --------
             OIL & GAS DRILLING (1.2%)
   180,621   Helmerich & Payne, Inc.                                      10,608
                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (1.7%)
   160,698   Schlumberger Ltd.                                            14,301
    44,398   Weatherford International Ltd.*                               1,053
                                                                        --------
                                                                          15,354
                                                                        --------
             Total Energy                                                 33,871
                                                                        --------
             FINANCIALS (7.5%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (4.8%)
   134,114   Ameriprise Financial, Inc.                                    8,268
    60,131   Franklin Resources, Inc.                                      7,255
   294,554   Legg Mason, Inc.                                              9,759
   760,708   SEI Investments Co.                                          17,610
                                                                        --------
                                                                          42,892
                                                                        --------
             CONSUMER FINANCE (2.7%)
   541,228   American Express Co.                                         23,478
                                                                        --------
             Total Financials                                             66,370
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             HEALTH CARE (13.8%)
             -------------------
             BIOTECHNOLOGY (4.6%)
   423,660   Amgen, Inc.*                                               $ 23,335
   160,797   Biogen Idec, Inc.*                                           10,528
   174,784   Gilead Sciences, Inc.*                                        6,708
                                                                        --------
                                                                          40,571
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.8%)
   203,848   AmerisourceBergen Corp.                                       7,310
   205,876   Cardinal Health, Inc.                                         8,546
                                                                        --------
                                                                          15,856
                                                                        --------
             HEALTH CARE EQUIPMENT (2.3%)
   179,024   Medtronic, Inc.                                               6,860
   225,273   Zimmer Holdings, Inc.*                                       13,327
                                                                        --------
                                                                          20,187
                                                                        --------
             HEALTH CARE SERVICES (0.8%)
   136,774   Express Scripts, Inc.*                                        7,705
                                                                        --------
             MANAGED HEALTH CARE (1.0%)
   215,376   UnitedHealth Group, Inc.                                      8,841
                                                                        --------
             PHARMACEUTICALS (3.3%)
   103,172   Johnson & Johnson                                             6,166
   256,375   Merck & Co., Inc.                                             8,504
   257,980   Novartis AG ADR                                              14,411
                                                                        --------
                                                                          29,081
                                                                        --------
             Total Health Care                                           122,241
                                                                        --------
             INDUSTRIALS (14.2%)
             -------------------
             AEROSPACE & DEFENSE (0.9%)
   145,700   Honeywell International, Inc.                                 8,161
                                                                        --------
             AIR FREIGHT & LOGISTICS (3.8%)
   303,872   Expeditors International of Washington, Inc.                 15,397
   248,969   United Parcel Service, Inc. "B"                              17,831
                                                                        --------
                                                                          33,228
                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (4.8%)
    85,441   Caterpillar, Inc.                                             8,288
    76,692   Cummins, Inc.                                                 8,120
    94,853   Deere & Co.                                                   8,622
    96,635   Joy Global, Inc.                                              8,425
   229,727   Oshkosh Corp.*                                                8,709
                                                                        --------
                                                                          42,164
                                                                        --------

================================================================================

16  | USAA GROWTH FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             INDUSTRIAL MACHINERY (2.1%)
    90,490   Eaton Corp.                                                $  9,769
   100,457   Parker-Hannifin Corp.                                         8,982
                                                                        --------
                                                                          18,751
                                                                        --------
             RAILROADS (1.7%)
   115,349   Norfolk Southern Corp.                                        7,058
    85,791   Union Pacific Corp.                                           8,119
                                                                        --------
                                                                          15,177
                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.9%)
    57,310   W.W. Grainger, Inc.                                           7,535
                                                                        --------
             Total Industrials                                           125,016
                                                                        --------
             INFORMATION TECHNOLOGY (36.5%)
             ------------------------------
             APPLICATION SOFTWARE (1.8%)
   158,482   FactSet Research Systems, Inc.                               15,975
                                                                        --------
             COMMUNICATIONS EQUIPMENT (5.9%)
 1,432,176   Cisco Systems, Inc.*                                         30,291
   395,807   QUALCOMM, Inc.                                               21,425
                                                                        --------
                                                                          51,716
                                                                        --------
             COMPUTER HARDWARE (2.5%)
    22,510   Apple, Inc.*                                                  7,638
   483,345   Dell, Inc.*                                                   6,361
   171,898   Hewlett-Packard Co.                                           7,854
                                                                        --------
                                                                          21,853
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (6.0%)
   368,770   EMC Corp.*                                                    9,179
   172,914   Lexmark International, Inc. "A"*                              6,024
   133,063   NetApp, Inc.*                                                 7,282
   351,184   QLogic Corp.*                                                 6,254
   186,838   SanDisk Corp.*                                                8,477
   579,270   Seagate Technology plc*                                       8,110
   238,085   Western Digital Corp.*                                        8,100
                                                                        --------
                                                                          53,426
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (3.4%)
   133,323   Automatic Data Processing, Inc.                               6,386
   340,148   Visa, Inc. "A"                                               23,759
                                                                        --------
                                                                          30,145
                                                                        --------
             INTERNET SOFTWARE & SERVICES (4.2%)
    62,563   Google, Inc. "A"*                                            37,560
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             IT CONSULTING & OTHER SERVICES (0.9%)
    50,161   International Business Machines Corp.                      $  8,126
                                                                        --------
             SEMICONDUCTORS (6.3%)
   427,468   Altera Corp.                                                 16,060
   123,626   Analog Devices, Inc.                                          4,800
   208,155   Broadcom Corp. "A"                                            9,386
   317,325   Intel Corp.                                                   6,810
   304,711   Skyworks Solutions, Inc.*                                     9,681
   265,704   Texas Instruments, Inc.                                       9,010
                                                                        --------
                                                                          55,747
                                                                        --------
             SYSTEMS SOFTWARE (5.5%)
   552,266   Microsoft Corp.                                              15,312
 1,029,393   Oracle Corp.                                                 32,971
                                                                        --------
                                                                          48,283
                                                                        --------
             Total Information Technology                                322,831
                                                                        --------
             MATERIALS (1.3%)
             ----------------
             DIVERSIFIED METALS & MINING (1.3%)
    90,289   Walter Industries, Inc.                                      11,763
                                                                        --------
             Total Common Stocks (cost: $726,821)                        870,378
                                                                        --------

             MONEY MARKET INSTRUMENTS (1.7%)

             MONEY MARKET FUNDS (1.7%)
14,809,944   State Street Institutional Liquid Reserve Fund,
                0.18%(b) (cost: $14,810)                                  14,810
                                                                        --------

             SHORT-TERM INVESTMENTS PURCHASED WITH
             CASH COLLATERAL FROM SECURITIES LOANED (1.4%)

             MONEY MARKET FUNDS (1.1%)
   100,050   Blackrock Liquidity Funds TempFund, 0.17%(b)                    100
10,000,584   Fidelity Institutional Money Market Portfolio, 0.21%(b)      10,000
                                                                        --------
             Total Money Market Funds                                     10,100
                                                                        --------

================================================================================

18  | USAA GROWTH FUND

================================================================================

----------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
AMOUNT                                                                                   VALUE
(000)        SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS (0.3%)
    $  601   Credit Suisse First Boston, LLC, 0.21%, acquired on 1/31/2011 and due on 2/01/2011 at $601 (collateralized by $630 Fannie Mae(c),
                1.63%, due 10/26/2015; market value $616)                             $    601
     2,305   Deutsche Bank Securities, Inc., 0.21% acquired on 1/31/2011 and due on 2/01/2011 at $2,305 (collateralized by $2,452 Freddie Mac(c),
                3.15%, due 10/28/2020; market value $2,352)                              2,305
                                                                                      --------
             Total Repurchase Agreements                                                 2,906
                                                                                      --------
             Total Short-Term Investments Purchased With Cash Collateral
                From Securities Loaned (cost: $13,006)                                  13,006
                                                                                      --------

             TOTAL INVESTMENTS (COST: $754,637)                                       $898,194
                                                                                      ========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $870,378              $    -             $-      $870,378

Money Market Instruments:
  Money Market Funds                         14,810                   -              -        14,810

Short-Term Investments
  Purchased With Cash
  Collateral From Securities
  Loaned:
  Money Market Funds                         10,100                   -              -        10,100
  Repurchase Agreements                           -               2,906              -         2,906
----------------------------------------------------------------------------------------------------
Total                                      $895,288              $2,906             $-      $898,194
----------------------------------------------------------------------------------------------------

For the six-month period ended January 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO DESCRIPTION ABBREVIATIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security or a portion thereof was out on loan as of January 31, 2011.

   (b) Rate represents the money market fund annualized seven-day yield at January 31, 2011.

   (c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

   *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

20  | USAA GROWTH FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (including
     securities on loan of $12,431) (cost of $754,637)                              $  898,194
  Receivables:
     Capital shares sold:
        Affiliated transactions (Note 8)                                                   263
        Nonaffiliated transactions                                                         598
     USAA Investment Management Company (Note 7D)                                          243
     Dividends and interest                                                                486
     Other                                                                                   9
                                                                                    ----------
        Total assets                                                                   899,793
                                                                                    ----------
LIABILITIES
  Payables:
     Upon return of securities loaned                                                   13,006
     Securities purchased                                                                1,756
     Capital shares redeemed                                                               464
  Accrued management fees                                                                  537
  Accrued transfer agent's fees                                                             58
  Other accrued expenses and payables                                                       97
                                                                                    ----------
        Total liabilities                                                               15,918
                                                                                    ----------
           Net assets applicable to capital shares outstanding                      $  883,875
                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $1,056,699
  Accumulated undistributed net investment income                                          441
  Accumulated net realized loss on investments                                        (316,822)
  Net unrealized appreciation of investments                                           143,557
                                                                                    ----------
           Net assets applicable to capital shares outstanding                      $  883,875
                                                                                    ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $758,703/51,074 shares outstanding)                 $    14.86
                                                                                    ==========
     Institutional Shares (net assets of $125,172/8,423 shares outstanding)         $    14.86
                                                                                    ==========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                           $  4,829
   Interest                                                                  11
   Securities lending (net)                                                  46
                                                                       --------
      Total income                                                        4,886
                                                                       --------
EXPENSES
   Management fees                                                        2,867
   Administration and servicing fees:
      Fund Shares                                                           524
      Institutional Shares                                                   27
   Transfer agent's fees:
      Fund Shares                                                           976
      Institutional Shares                                                   27
   Custody and accounting fees:
      Fund Shares                                                            49
      Institutional Shares                                                    8
   Postage:
      Fund Shares                                                            51
   Shareholder reporting fees:
      Fund Shares                                                            22
   Trustees' fees                                                             5
   Registration fees:
      Fund Shares                                                            16
   Professional fees                                                         50
   Other                                                                     13
                                                                       --------
         Total expenses                                                   4,635
   Expenses paid indirectly:
      Fund Shares                                                            (3)
   Expenses reimbursed:
      Fund Shares                                                          (683)
      Institutional Shares                                                   (1)
                                                                       --------
         Net expenses                                                     3,948
                                                                       --------
NET INVESTMENT INCOME                                                       938
                                                                       --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                     15,312
   Change in net unrealized appreciation/depreciation                   119,789
                                                                       --------
         Net realized and unrealized gain                               135,101
                                                                       --------
   Increase in net assets resulting from operations                    $136,039
                                                                       ========

See accompanying notes to financial statements.

================================================================================

22  | USAA GROWTH FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2011 (unaudited), and year ended
July 31, 2010

--------------------------------------------------------------------------------

                                                              1/31/2011       7/31/2010
---------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                       $    938        $      4
   Net realized gain on investments                              15,312          86,257
   Change in net unrealized appreciation/depreciation
      of investments                                            119,789          (4,867)
                                                               ------------------------
      Increase in net assets resulting from operations          136,039          81,394
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                  (402)           (619)
      Institutional Shares                                          (98)           (138)
                                                               ------------------------
         Total distributions of net investment income              (500)           (757)
                                                               ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                   11,024         (38,567)
   Institutional Shares                                          10,502          51,671
                                                               ------------------------
      Total net increase in net assets from
         capital share transactions                              21,526          13,104
                                                               ------------------------
   Net increase in net assets                                   157,065          93,741
NET ASSETS
   Beginning of period                                          726,810         633,069
                                                               ------------------------
   End of period                                               $883,875        $726,810
                                                               ========================
Accumulated undistributed net investment income:
   End of period                                               $    441        $      3
                                                               ========================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  23

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities

================================================================================

24  | USAA GROWTH FUND

================================================================================

       exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of

================================================================================

26  | USAA GROWTH FUND

================================================================================

    investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed

================================================================================

28  | USAA GROWTH FUND

================================================================================

    net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2011, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $3,000 and less than $500, respectively.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2011, the Fund paid CAPCO facility fees of $1,000, which represents 1.7% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2011.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2011, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2010, the Fund had capital loss carryovers of $329,424,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2011 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a

================================================================================

30  | USAA GROWTH FUND

================================================================================

distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
---------------------------------------------
EXPIRES                             BALANCE
-------                          ------------
 2011                            $173,800,000
 2017                              96,090,000
 2018                              59,534,000
                                 ------------
                      Total      $329,424,000
                                 ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2011, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2011, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2011, were $170,701,000 and $155,502,000, respectively.

As of January 31, 2011, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2011, were $154,155,000 and $10,598,000, respectively, resulting in net unrealized appreciation of $143,557,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, ClearLend Securities (ClearLend), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and ClearLend retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. ClearLend receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2011, the Fund received securities-lending income of $46,000, which is net of the 20% income retained by ClearLend. As of January 31, 2011, the Fund loaned securities having a fair market value of approximately $12,431,000 and received cash collateral of $13,006,000 for the loans. Of this amount, $13,006,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and less than $500 remain in cash.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2011, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

32  | USAA GROWTH FUND

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                         SIX-MONTH
                                        PERIOD ENDED           YEAR ENDED
                                         1/31/2011              7/31/2010
-------------------------------------------------------------------------------
                                   SHARES        AMOUNT    SHARES        AMOUNT
                                   --------------------------------------------
FUND SHARES:
Shares sold                         4,957       $ 68,273      8,616    $ 106,664
Shares issued from reinvested
  dividends                            27            396         49          611
Shares redeemed                    (4,209)       (57,645)   (11,682)    (145,842)
                                   ---------------------------------------------
Net increase (decrease) from
  capital share transactions          775       $ 11,024     (3,017)   $ (38,567)
                                   =============================================
INSTITUTIONAL SHARES:
Shares sold                         1,714       $ 23,999      6,376    $  79,410
Shares issued from reinvested
  dividends                             7             98         11          138
Shares redeemed                    (1,030)       (13,595)    (2,244)     (27,877)
                                   ---------------------------------------------
Net increase from capital
  share transactions                  690       $ 10,502      4,143    $  51,671
                                   =============================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Large-Cap Growth Funds Index over the performance period. The Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Institutional Shares includes the performance of the Fund Shares for periods prior to August 1, 2008. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

 (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

34  | USAA GROWTH FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2011, the Fund incurred total management fees, paid or payable to the Manager, of $2,867,000, which included a performance adjustment for the Fund Shares and Institutional Shares of $(142,000) and $(9,000), respectively. For the Fund Shares and Institutional Shares, the performance adjustments were (0.04)% and (0.02)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and The Renaissance Group LLC (Renaissance), under which Loomis Sayles and Renaissance direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

    The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $409,000.

    The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Renaissance manages. For the six-month period ended January 31, 2011, the Manager incurred subadvisory fees, paid or payable to Renaissance, of $398,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% and 0.05% of average net assets of the Fund Shares and Institutional Shares, respectively. For the six-month period ended January 31, 2011, the Fund Shares and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $524,000 and $27,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2011, the Fund reimbursed the Manager $13,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2011, to limit the annual expenses of the Fund Shares and the Institutional shares to 1.00% and 0.87%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through December 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2011, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $683,000 and $1,000, respectively, of which $243,000 was receivable from the Manager.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.05% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period

================================================================================

36  | USAA GROWTH FUND

================================================================================

    ended January 31, 2011, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $976,000 and $27,000, respectively.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Fund is one of 14 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of January 31, 2011, the Fund recorded a receivable for capital shares sold of $263,000 for the Target Funds' purchases and redemptions of Institutional Shares. As of January 31, 2011, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                     OWNERSHIP %
--------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      0.7%
USAA Target Retirement 2020 Fund                                        1.9
USAA Target Retirement 2030 Fund                                        4.0
USAA Target Retirement 2040 Fund                                        5.1
USAA Target Retirement 2050 Fund                                        2.5

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                            PERIOD ENDED
                                             JANUARY 31,                         YEAR ENDED JULY 31,
                                           -------------------------------------------------------------------------------
                                               2011            2010         2009         2008         2007            2006
                                           -------------------------------------------------------------------------------
Net asset value at beginning of period     $  12.52        $  11.12     $  15.35     $  16.03     $  13.80        $  14.53
                                           -------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)                  .02            (.00)(b)      .03          .00(b)      (.02)(a)         .00(b)
  Net realized and unrealized gain (loss)      2.33            1.41        (4.24)        (.68)        2.25(a)         (.73)
                                           -------------------------------------------------------------------------------
Total from investment operations               2.35            1.41        (4.21)        (.68)        2.23(a)         (.73)
                                           -------------------------------------------------------------------------------
Less distributions from:
  Net investment income                        (.01)           (.01)        (.02)           -         (.00)(b)           -
                                           -------------------------------------------------------------------------------
Net asset value at end of period           $  14.86        $  12.52     $  11.12     $  15.35     $  16.03        $  13.80
                                           ===============================================================================
Total return (%)*                             18.75           12.70       (27.39)       (4.24)       16.19(c)        (5.02)
Net assets at end of period (000)          $758,703        $629,961     $593,140     $806,763     $883,484        $863,797
Ratios to average net assets:**
  Expenses (%)(d)                              1.00(f)         1.00         1.00         1.00         1.00(c)         1.00
  Expenses, excluding
    reimbursements (%)(d)                      1.19(f)         1.22         1.25         1.17         1.21(c)         1.23
  Net investment income (loss) (%)              .22(f)         (.01)         .31          .02         (.14)            .02
Portfolio turnover (%)                           20             148          136          156(e)       107             128

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $693,538,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly.
    The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                               (.00%)(+)       (.01%)       (.03%)       (.03%)       (.02%)          (.03%)
    (+) Represents less than 0.01% of average net assets.
(e) Reflects increased trading activity due to changes in subadvisers.
(f) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

38  | USAA GROWTH FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                                PERIOD ENDED          YEAR ENDED        PERIOD ENDED
                                                 JANUARY 31,            JULY 31,          JULY 31,
                                                    2011                  2010             2009***
                                                ----------------------------------------------------
Net asset value at beginning of period          $  12.52               $ 11.12             $ 15.23
                                                --------------------------------------------------
Income from investment operations:
 Net investment income                               .02                   .02(a)              .03(a)
 Net realized and unrealized gain (loss)            2.33                  1.41(a)            (4.11)(a)
                                                --------------------------------------------------
Total from investment operations                    2.35                  1.43(a)            (4.08)(a)
                                                --------------------------------------------------
Less distributions from:
 Net investment income                              (.01)                 (.03)               (.03)
                                                --------------------------------------------------
Net asset value at end of period                $  14.86               $ 12.52             $ 11.12
                                                ==================================================
Total return (%)*                                  18.79                 12.82              (26.76)
Net assets at end of period (000)               $125,172               $96,849             $39,929
Ratios to average net assets:**
 Expenses (%)(c)                                     .86(b)                .87                 .87(b)
 Expenses, excluding reimbursements (%)(c)           .87(b)                .88                 .89(b)
 Net investment income (%)                           .34(b)                .11                 .32(b)
Portfolio turnover (%)                                20                   148                 136

 *  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2011, average net assets were $106,267,000.
*** Institutional shares were initiated on August 1, 2008.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios as follows:
                                                    (.00%)(+)             (.01%)              (.00%)(+)
    (+) Represents less than 0.01% of average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

EXPENSE EXAMPLE

January 31, 2011 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2010, through January 31, 2011.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid

================================================================================

40  | USAA GROWTH FUND

================================================================================

for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                          BEGINNING                ENDING              DURING PERIOD*
                                        ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2010 -
                                        AUGUST 1, 2010        JANUARY 31, 2011        JANUARY 31, 2011
                                       ---------------------------------------------------------------
FUND SHARES
Actual                                    $1,000.00              $1,187.50                 $5.51

Hypothetical
 (5% return before expenses)               1,000.00               1,020.16                  5.09

INSTITUTIONAL SHARES
Actual                                     1,000.00               1,187.90                  4.74

Hypothetical
 (5% return before expenses)               1,000.00               1,020.87                  4.38

* Expenses are equal to the annualized expense ratio of 1.00% for Fund Shares and 0.86% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 18.75% for Fund Shares and 18.79% for Institutional Shares for the six-month period of August 1, 2010, through January 31, 2011.

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT USAA.COM                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   23420-0311                                (C)2011, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2011

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    March 25, 2011
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    March 28, 2011
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    March 28, 2011
         ------------------------------


*Print the name and title of each signing officer under his or her signature.